Exceptional items (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Exceptional items
Exceptional items - cost of sales	$ 1,090,000,000	$ 1,146,000,000	$ 2,108,000,000	$ 2,164,000,000
Exceptional items - SG&A expenses	77,000,000	63,000,000	150,000,000	128,000,000
Exceptional finance (income)/expense	51,000,000	23,000,000	86,000,000	46,000,000
Exceptional items.
Exceptional items
Start-up related and other costs	9,000,000	11,000,000	17,000,000	21,000,000
Impairment - property, plant and equipment		11,000,000		11,000,000
Restructuring costs		15,000,000		15,000,000
Exceptional items - cost of sales	9,000,000	37,000,000	17,000,000	47,000,000
Transaction related and other costs	1,000,000	3,000,000	4,000,000	12,000,000
Exceptional items - SG&A expenses	1,000,000	3,000,000	4,000,000	12,000,000
Exceptional finance (income)/expense		(26,000,000)	(17,000,000)	$ (53,000,000)
Total exceptional items, net of tax	$ 8,000,000	$ 12,000,000	$ 1,000,000